Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of future minimum rental payments under noncancelable operating lease arrangements
2022	$18,813
2023	16,473
2024	14,596
2025	14,347
2026	14,317
Thereafter	34,279
Total minimum payments	$112,825
Less: Imputed interest	13,915
Present value of lease liabilities	$98,910